Preferred Shares	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Preferred Shares
12.	Preferred shares
Series A, B, C, C1, C1+, D and D1 convertible redeemable preferred shares are collectively referred to as the “Preferred Shares”. Since their inception in 2011, the Group have raised approximately US$61.9 million in equity financing from a group of investors:
Series A financing
In March 2011, the Group raised an aggregate of US$1,000,000 from the issuance of 10,000,000 Series A preferred shares of the Group to Matrix Partners China I Hong Kong Limited. These 10,000,000 Series A preferred shares were subdivided into 100,000,000 Series A preferred shares at par value of US$0.0001 upon a 1:10 share split in July 2018.
Series B financing
In March 2012, the Group raised an aggregate of US$2,500,000 from the issuance of 1,666,666 and 6,666,666 Series B preferred shares of the Group to Morningside China TMT Fund II, L.P. and Matrix Partners China I Hong Kong Limited, respectively. These 8,333,332 Series B preferred shares were subdivided into 83,333,320 Series B preferred shares at par value of US$0.0001 upon a 1:10 share split in July 2018.
In February 2014, the Group raised an aggregated of US$1,000,000 from the issuance of 3,333,333 Series B preferred shares of the Group to Morningside China TMT Fund II, L.P. These 3,333,333 Series B preferred shares were subdivided into 33,333,330 Series B preferred shares at par value of US$0.0001 upon a 1:10 share split in July 2018.
Series C financing
In December 2014, the Group issued 1,266,247 and 1,266,247 Series C preferred shares of the Group to Matrix Partners China I Hong Kong and Morningside China TMT Fund II, L.P. upon the conversion of the 2014 Loan, respectively. These 2,532,494 Series C preferred shares were subdivided into 25,324,940 Series C preferred shares at par value of US$0.0001 upon a 1:10 share split in July 2018.
In December 2014, the Group raised an aggregate of US$10,894,477 from the issuance of 5,192,086 and 6,533,753 Series C preferred shares of the Group to Matrix Partners China I Hong Kong and Morningside China TMT Top Up Fund, L.P., respectively. These 11,725,839 Series C preferred shares were subdivided into 117,258,390 Series C preferred shares at par value of US$0.0001 upon a 1:10 share split in July 2018.
Series C1 financing
In January 2015, the Group raised an aggregate of US$3,223,675 from the issuance of 1,734,868 and 1,734,868 Series C+ preferred shares of the Group to People Better Limited and Shunwei Internet Limited, respectively. These 3,469,736 Series C1 preferred shares were subdivided into 34,697,360 Series C1 preferred shares at par value of US$0.0001 upon a 1:10 share split in July 2018.
Series C1+ financing
In December 2017, the Group issued 2,691,209 Series C1+ preferred shares of the Group to the Group B upon the conversion of the 2016 June and October Loan and the 2017 November Loan. These 2,691,209 Series C1+ preferred shares were subdivided into 26,912,090 Series C1+ preferred shares at par value of US$0.0001 upon a 1:10 share split in July 2018.
Series D financing
In June 2017, the Group raised an aggregate of US$22,000,000 from the issuance of 8,810,504 Series D preferred shares of the Group to Cyber Dreamer Limited. These 8,810,504 Series D preferred shares were subdivided into 88,105,040 Series D preferred shares at par value of US$0.0001 upon a 1:10 share split in July 2018.
In July 2017, the Group raised an aggregate of US$10,000,000 from the issuance of 4,004,775 Series D preferred shares of the Group to Cyber Dreamer Limited. These 4,004,775 Series D preferred shares were subdivided into 40,047,750 Series D preferred shares at par value of US$0.0001 upon a 1:10 share split in July 2018.
On October 18, 2019, Cyber Dreamer Limited transferred an aggregate of 17,597,981 Series D preferred shares of the Group to a third party.

Series D1 financing
In July 2017, the Group raised an aggregate of US$5,000,000 from the issuance of 2,002,387 Series D1 preferred shares of the Group to Evolution Media China L.P. These 2,002,387 Series D1 preferred shares were subdivided into 20,023,870 Series D1 preferred shares at par value of US$0.0001 upon a 1:10 share split in July 2018.
The key terms of the Preferred Shares are as follows:
Conversion right
The Series A, B, C, C1, C1+, D and D1 preferred shares
were
 convertible, at the option of the holders at any time after the original issue date of the relevant series of preferred shares into such number of fully paid and non-assessable
ordinary Shares. Each preferred share shall automatically be converted into ordinary shares at the then effective conversion price upon the closing of a QIPO, which means the Company has been registered under the applicable securities laws with a pre-offering
valuation of at least US$400,000,000, and gross proceeds to the Company in excess of US$70,000,000.
If the offering does not constitute a QIPO, it is at the option of holders of preferred shares to convert. No fractional ordinary share shall be issued upon conversion of the preferred shares. In lieu of any fractional ordinary shares to which the holder would otherwise be entitled, the Group shall pay cash equal to such fraction multiplied by the then effective conversion price for any such series of preferred shares. In December 2019, agreed by written consent from the Company’s shareholders, foregoing QIPO has been amended to that, the Company been registered under the applicable securities laws with a pre-offering valuation of at least US$400,000,000, and gross proceeds to the Company in excess of US$40,000,000, pursuant to which, the completion of IPO in January 2020 had triggered the automatic conversion of all series of preferred shares into ordinary shares.
The conversion ratio for each preferred share shall be determined by dividing the issue price by the then conversion price, in effect at the time of the conversion. The conversion price shall initially be equal to the issue price per ordinary share. No adjustment in the conversion price for any series of preferred shares shall be made in respect of the issuance of additional ordinary shares unless the consideration per share for an additional ordinary share issued or deemed to be issued by the Group is less than the conversion price for such series in effect on the date of and immediately prior to such issuance.
Redemption right
At any time on or after the earlier of: (i) the Redemption Start Date for each series of preferred shares; or (ii) the date on which a holder of any equity securities of the Group has requested a redemption of its shares, and subject to the law, at the option of a holder of the preferred shares, the Group shall redeem all or any part of the outstanding preferred shares held by the requesting holder as elected by such holder out of funds legally available therefor including capital, at the redemption price. “Redemption Start Date” means (i) with respect to the Series C1+, D and D1 preferred shares, December 31, 2020; (ii) with respect to the Series A, B, C and C1 preferred shares, December 31, 2018.
The Series A redemption price shall be equal to the greater of (i) an amount equal to: Series A issue price * 2, plus all declared but unpaid dividends thereon up to the date of redemption, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations or mergers; or (ii) the fair market value of the Series A Shares, the valuation of which shall be determined through an independent appraisal performed by an appraiser selected jointly by the Board and the holders of at least a majority of outstanding Series A Shares; provided that such valuation shall not take into account any liquidity or minority interest discounts.
The Series B redemption price shall be equal to the greater of (i) an amount equal to: Series B issue price * (1.20)N, N = a fraction, the numerator of which is the number of calendar days between the Series B original issue date and the redemption date and the denominator of which is 365, plus all declared but unpaid dividends thereon up to the date of redemption, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations or mergers; or (ii) the fair market value of the Series B shares, the valuation of which shall be determined through an independent appraisal performed by an appraiser selected jointly by the Board and the holders of at least a majority of outstanding Series B shares; provided that such valuation shall not take into account any liquidity or minority interest discounts.

The Series C redemption price shall be equal to the greater of (i) an amount equal to: Series C issue price * (1.20)N, N = a fraction, the numerator of which is the number of calendar days between the Series C original issue date and the redemption date and the denominator of which is 365, plus all declared but unpaid dividends thereon up to the date of redemption, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations or mergers; or (ii) the fair market value of the Series C shares, the valuation of which shall be determined through an independent appraisal performed by an appraiser selected jointly by the Board and the holders of at least a majority of outstanding Series C shares; provided that such valuation shall not take into account any liquidity or minority interest discounts.
The Series C1 redemption price shall be equal to the greater of (i) an amount equal to: Series C1 issue price * (1.20)N, N = a fraction, the numerator of which is the number of calendar days between the Series C1 original issue date and the redemption date and the denominator of which is 365, plus all declared but unpaid dividends thereon up to the date of redemption, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations or mergers; or (ii) the fair market value of the Series C1 shares, the valuation of which shall be determined through an independent appraisal performed by an appraiser selected jointly by the Board and the holders of at least a majority of outstanding Series C1 shares; provided that such valuation shall not take into account any liquidity or minority interest discounts.
The Series C1+ redemption price shall be equal to the greater of (i) an amount equal to: Series C1+ issue price * (1.20)N, N = a fraction, the numerator of which is the number of calendar days between the Series C1+ original issue date and the redemption date and the denominator of which is 365, plus all declared but unpaid dividends thereon up to the date of redemption, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations or mergers; or (ii) the fair market value of the Series C1+ shares, the valuation of which shall be determined through an independent appraisal performed by an appraiser selected jointly by the Board and the holders of at least a majority of outstanding Series C1+ shares; provided that such valuation shall not take into account any liquidity or minority interest discounts.
The Series D redemption price shall be equal to the greater of (i) an amount equal to: Series D issue price * (1.10)N, N = a fraction, the numerator of which is the number of calendar days between the Series D original issue date and the redemption date and the denominator of which is 365, plus all declared but unpaid dividends thereon up to the date of redemption, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations or mergers; or (ii) the fair market value of the Series D shares, the valuation of which shall be determined through an independent appraisal performed by an appraiser selected jointly by the Board and the holders of at least a majority of outstanding Series D shares; provided that such valuation shall not take into account any liquidity or minority interest discounts.
The Series D1 redemption price shall be equal to the greater of (i) an amount equal to: Series D1 issue price * (1.10)N, N = a fraction, the numerator of which is the number of calendar days between the Series D1 original issue date and the redemption date and the denominator of which is 365, plus all declared but unpaid dividends thereon up to the date of redemption, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations or mergers; or (ii) the fair market value of the Series D1 shares, the valuation of which shall be determined through an independent appraisal performed by an appraiser selected jointly by the Board and the holders of at least a majority of outstanding Series D1 shares; provided that such valuation shall not take into account any liquidity or minority interest discounts.
Upon issuance of Series D preferred shares, redemption dates and liquidation prices for Series A, B, C and C1 preferred shares were changed to be aligned with the terms stipulated in the Share Purchase Agreement of Series D preferred shares. Based on the independent valuations, the Group compared the fair value of Series A, B, C and C1 preferred shares immediately before and after the modifications, and it’s determined that the changes of the fair value was lower than 10%, therefore, the changes to redemption dates and liquidation prices should be accounted for as modification to related preferred shares.
Dividend rights
No dividends or other distributions shall be made or declared, whether in cash, in property, or in any other shares of the Group, unless and until dividends have been paid in full on the Preferred Shares.
Liquidation rights
After setting aside or paying in full of the Series D and D1 preference amount, the Series C, C1 and C1+ preference amount, the Series B preference amount and the Series A preference amount, the remaining assets of the Group available for distribution to members, if any, shall be distributed to the holders of the preferred shares and ordinary shares on a pro rata basis, based on the number of ordinary shares then held by each holder on an as-converted
basis.
Voting rights
Each Preferred Share confers the right to receive notice of, attend and vote at any general meeting of members.
Accounting of Preferred Shares
The Group has classified the Preferred Shares in the mezzanine equity of the consolidated balance sheets. In addition, the Group records accretions on the Preferred Shares to the redemption value from the issuance dates to the earliest redemption dates. The accretions are recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in
capital. Once additional
paid-in
capital has been exhausted, additional charges are recorded by increasing the accumulated deficit. Each issuance of the Preferred Shares is recognized at the respective issue price at the date of issuance net of issuance costs.
The Group has determined that there was no beneficial conversion feature attributable to all preferred shares because the initial effective conversion prices of these preferred shares were higher than the fair value of the Group’s common shares determined by the Group taking into account independent valuations. The Group has classified all Preferred Shares as mezzanine equity in the consolidated balance sheet as they are contingently redeemable at the options of the holders.
The modification of the terms of preferred shares that resulted in fair value changes between ordinary shares and preferred shares have been recorded as a deemed dividend. There was a modification of the terms of preferred shares occurred in 2017, which caused RMB4.0 million change of fair value between ordinary shares and preferred shares.
The Group’s preferred shares activities for the years ended December 31, 2017, 2018 and 2019 are summarized below:

	Series A Preferred Shares		Series B Preferred Shares		Series C Preferred Shares		Series C1 Preferred Shares		Series C1+ Preferred Shares		Series D Preferred Shares		Series D1 Preferred Shares		Mezzanine Equity
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Total number of shares	Total amount
		RMB		RMB		RMB		RMB		RMB		RMB		RMB		RMB
Balance as of January 1, 2017	100,000,000	30,658	116,666,650	50,621	142,583,330	119,672	34,697,360	28,601	—	—	—	—	—	—	393,947,340	229,552
Issurance of Preferred Shares	—	—	—	—	—	—	—	—	26,912,090	27,981	128,152,790	206,997	20,023,870	30,809	175,088,750	265,787
Accretions to Preferred Shares redemption value	—	90,763	—	91,065	—	70,518	—	17,480	—	10,575	—	9,963	—	911	—	291,275
Modification of Preferred Shares	—	—	—	4,005	—	—	—	—	—	—	—	—	—	—	—	4,005

Balance as of December 31, 2017	100,000,000	121,421	116,666,650	145,691	142,583,330	190,190	34,697,360	46,081	26,912,090	38,556	128,152,790	216,960	20,023,870	31,720	569,036,090	790,619

Accretions to Preferred Shares redemption value	—	43,312	—	49,731	—	58,960	—	14,352	—	10,983	—	33,138	—	5,709	—	216,185

Balance as of December 31, 2018	100,000,000	164,733	116,666,650	195,422	142,583,330	249,150	34,697,360	60,433	26,912,090	49,539	128,152,790	250,098	20,023,870	37,429	569,036,090	1,006,804

Balance as of January 1, 2019	100,000,000	164,733	116,666,650	195,422	142,583,330	249,150	34,697,360	60,433	26,912,090	49,539	128,152,790	250,098	20,023,870	37,429	569,036,090	1,006,804
Accretions to Preferred Shares redemption value	—	180,143	—	205,054	—	236,152	—	57,540	—	43,427	—	188,341	—	29,529	—	940,186

Balance as of December 31, 2019	100,000,000	344,876	116,666,650	400,476	142,583,330	485,302	34,697,360	117,973	26,912,090	92,966	128,152,790	438,439	20,023,870	66,958	569,036,090	1,946,990